Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 0	$ 0
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66,947,598	42,715,419
Financial liabilities	23,493,998	60,756,041
Available For Sale Financial Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	33,158	25,381
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	50,828,136	25,654,632
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,742,633	16,159,565
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	21,349,494	49,295,524
Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	889,026	1,063,193
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	402,716
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,940,955	875,841
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,255,478	10,357,311
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		40,013
Level 1 [Member] | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	33,158	25,381
Level 1 [Member] | Available For Sale Financial Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	33,158	25,381
Level 2 [Member] | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66,914,440	42,690,038
Financial liabilities	23,493,998	60,756,041
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	50,828,136	25,654,632
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,742,633	16,159,565
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	21,349,494	49,295,524
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	889,026	1,063,193
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	402,716
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,940,955	875,841
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 1,255,478	10,357,311
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		$ 40,013